Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2017
Registrant Name	AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Central Index Key	0000845376
Amendment Flag	false
Document Creation Date	Sep. 29, 2017
Document Effective Date	Oct. 01, 2017
Prospectus Date	Oct. 01, 2017
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class A
Prospectus:
Trading Symbol	ASTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-1
Prospectus:
Trading Symbol	FSTTX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-2
Prospectus:
Trading Symbol	ASTFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-3
Prospectus:
Trading Symbol	SFTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class T
Prospectus:
Trading Symbol	TAFSX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus:
Trading Symbol	LTEBX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus:
Trading Symbol	LTXCX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus:
Trading Symbol	LTXFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus:
Trading Symbol	LTEFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus:
Trading Symbol	FLTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus:
Trading Symbol	TLTTX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus:
Trading Symbol	AFTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus:
Trading Symbol	TEBCX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus:
Trading Symbol	AFTFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus:
Trading Symbol	TEAFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus:
Trading Symbol	TFEBX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus:
Trading Symbol	TLLLX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class A
Prospectus:
Trading Symbol	AMHIX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class C
Prospectus:
Trading Symbol	AHICX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-1
Prospectus:
Trading Symbol	ABHFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-2
Prospectus:
Trading Symbol	AHMFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-3
Prospectus:
Trading Symbol	HIMFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class T
Prospectus:
Trading Symbol	TAHHX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California | Class A
Prospectus:
Trading Symbol	TAFTX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California | Class C
Prospectus:
Trading Symbol	TECCX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California | Class F-1
Prospectus:
Trading Symbol	TECFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California | Class F-2
Prospectus:
Trading Symbol	TEFEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California | Class F-3
Prospectus:
Trading Symbol	EXCAX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California | Class T
Prospectus:
Trading Symbol	TTCAX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class A
Prospectus:
Trading Symbol	NYAAX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class C
Prospectus:
Trading Symbol	NYACX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-1
Prospectus:
Trading Symbol	NYAEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-2
Prospectus:
Trading Symbol	NYAFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-3
Prospectus:
Trading Symbol	TFNYX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class T
Prospectus:
Trading Symbol	TATEX